Plant and equipment - Additional Information (Detail) - USD ($)	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	$ 70,402,519	$ 26,389,463	$ 5,602,580
Plant Equipment and Leasehold Improvements Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment		$ 17,720,000	$ 1,920,000	$ 0